Document and Entity Information	Aug. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	CORTEXYME, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38890
Entity Tax Identification Number	90-1024039
Entity Address, Address Line One	601 Gateway Blvd
Entity Address, Address Line Two	Ste 1250
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	415
Local Phone Number	910-5717
Entity Information, Former Legal or Registered Name	Cortexyme, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001662774